Related Party Transactions - Related Party Balances Included in the Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Revenue-related party pools	$ 16,392	$ 130,612	$ 203,023
Voyage expenses- related party	5,435	3,293	1,948
Vessel operating costs-related party	3,092	11,946	13,237
General and Administrative Expenses - related party	33,135	8,103	10,072
Gain (Loss) on Investments	9,735	(105,384)	116,925
Loss / write down on assets held for sale-related party	1,474	36,803	814
Financial , net	1,512	0	0
Kamsarmax pool [Member]
Related Party Transaction [Line Items]
Revenue-related party pools	10,754	48,930	69,368
Ultramax pool [Member]
Related Party Transaction [Line Items]
Revenue-related party pools	5,638	81,683	133,655
Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
Voyage expenses- related party	2,582	1,449	295
General and Administrative Expenses - related party	220	71	103
Loss / write down on assets held for sale-related party	(4,582)	(17,250)
Bunker Supplier [Member]
Related Party Transaction [Line Items]
Voyage expenses- related party	2,853	1,844	1,653
Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Vessel operating costs-related party	2,799	11,547	12,970
General and Administrative Expenses - related party	13	148	267
Loss / write down on assets held for sale-related party	1,344	(17,789)	(400)
Scorpio Services Holding Limited
Related Party Transaction [Line Items]
General and Administrative Expenses - related party	1,783	5,992	6,657
Loss / write down on assets held for sale-related party	1,764	(1,764)	0
SUK
Related Party Transaction [Line Items]
General and Administrative Expenses - related party	1,119	1,869	2,923
Travel Provider [Member]
Related Party Transaction [Line Items]
General and Administrative Expenses - related party	0	23	122
Scorpio Tankers [Member]
Related Party Transaction [Line Items]
Gain (Loss) on Investments	4,353	(105,384)	116,878
Port Agent [Member]
Related Party Transaction [Line Items]
Vessel operating costs-related party	293	399	267
Marubeni Corporation [Member]
Related Party Transaction [Line Items]
Financial , net	782	0	0
INCJ, Ltd [Member]
Related Party Transaction [Line Items]
Financial , net	680	0	0
Mitsui O.S.K, Lines Ltd. [Member]
Related Party Transaction [Line Items]
Financial , net	$ 50	$ 0	0
Contract Termination | Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
Loss / write down on assets held for sale-related party			$ (414)